Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	SOMALOGIC, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 1, 2021, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-259954), as amended on October 8, 2021, which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 14, 2021 (as amended, the “Registration Statement”).This post-effective amendment is being filed to update the Registration Statement to include information included in the registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 and the registrant’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2022 and certain other information in such Registration Statement.No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001837412
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE